UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

(Exact name of registrant as specified in charter)

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Address of principal executive offices)

 (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Staar General Bond Fund

FEDERATED PRIME OBLIGATIONS FUND-IS

Ticker Symbol:PIOXX	Cusip Number:60934N203
Record Date: 6/8/2015	Meeting Date: 8/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-D)	Election of Trustee: A)John T. Collins, B)Maureen Lally-Green, C)P. Jerome Richey, D)G. Thomas Hough	For	Issuer	For	With
2A	Permit the trust of any fund to comply with requirements of Rule 2A-7 under the investment company act of 1940 ("1940 Act"), including to involuntarily redeem shares of shareholders who do not meet ownership qualifications or to comply with applicable laws and regulations.	For	Issuer	For	With
2B	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit the trustees to authorize the trust, or any fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 act.	For	Issuer	For	With
3B	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit future amendments to the declaration of the trust to be made by the trustees, to the extent that a shareholder vote is not required under the 1940 act and that those amendments are not in countravention of federal securities laws.	For	Issuer	For	With

* Management Recommended Vote
Staar Short-Term Bond Fund

FEDERATED PRIME OBLIGATIONS FUND-IS

Ticker Symbol:PIOXX	Cusip Number:60934N203
Record Date: 6/8/2015	Meeting Date: 8/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-D)	Election of Trustee: A)John T. Collins, B)Maureen Lally-Green, C)P. Jerome Richey, D)G. Thomas Hough	For	Issuer	For	With
2A	Permit the trust of any fund to comply with requirements of Rule 2A-7 under the investment company act of 1940 ("1940 Act"), including to involuntarily redeem shares of shareholders who do not meet ownership qualifications or to comply with applicable laws and regulations.	For	Issuer	For	With
2B	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit the trustees to authorize the trust, or any fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 act.	For	Issuer	For	With
2C	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit future amendments to the declaration of the trust to be made by the trustees, to the extent that a shareholder vote is not required under the 1940 act and that those amendments are not in countravention of federal securities laws.	For	Issuer	For	With

* Management Recommended Vote
Staar Larger Company Stock Fund

AIR LEASE CORP

Ticker Symbol:AL	Cusip Number:00912X302
Record Date: 3/14/2016	Meeting Date: 5/4/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-H)	Election of Director: A)Matthew J. Hart, B)Cheryl Gordon Krongard, C)Marshall O. Larsen, D)Robert A. Milton, E)John L Plueger, F)Ian M. Saines, G)Dr. Ronald D. Sugar, H)Steven F Udvar-Hazy	For	Issuer	For	With
2	Ratify the appointment of FPMG LLP as our independent registered public accounting firm for 2016.	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation.	Against	Issuer	For	Against

BOSTON PROPERTIES, INC.

Ticker Symbol:BXP	Cusip Number:101121101
Record Date: 3/23/2016	Meeting Date: 5/17/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-K)	Election of director to serve for a one-year term: A)Bruce W. Duncan, B)Karen E. Dykstra, C)Carol B. Einiger, D)Jacob A. Frenkel, E)Joel I. Klein, F)Douglas T. Linde, G)Matthew J. Lustig, H)Alan J. Patricof, I)Owen D. Thomas, J)Martin Turchin, K)David A, Twardock	For	Issuer	For	With
2	To approve, by non-binding resolution, the company's named executive officer compensation.	Against	Issuer	For	Against
3	To ratify the audit committee's appointment of PriceWaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2016.	For	Issuer	For	With

FEDERATED PRIME OBLIGATIONS FUND-IS

Ticker Symbol:PIOXX	Cusip Number:60934N203
Record Date: 6/8/2015	Meeting Date: 8/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-D)	Election of Trustee: A)John T. Collins, B)Maureen Lally-Green, C)P. Jerome Richey, D)G. Thomas Hough	For	Issuer	For	With
2A	Permit the trust of any fund to comply with requirements of Rule 2A-7 under the investment company act of 1940 ("1940 Act"), including to involuntarily redeem shares of shareholders who do not meet ownership qualifications or to comply with applicable laws and regulations.	For	Issuer	For	With
2B	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit the trustees to authorize the trust, or any fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 act.	For	Issuer	For	With
2C	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit future amendments to the declaration of the trust to be made by the trustees, to the extent that a shareholder vote is not required under the 1940 act and that those amendments are not in countravention of federal securities laws.	For	Issuer	For	With

HCP, INC.

Ticker Symbol:HCP	Cusip Number:40414L109
Record Date: 3/7/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-H)	Election of director: A)Brian G. Cartwright, B)Christine N. Garvey, C)David B. Henry, D)James P. Hoffmann, E)Lauralee E. Martin, F)Michael D. McKee, G)Peter L. Rhein, H)Joseph P. Sullivan	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as HCP's independent registered public accounting firm for the fiscal year ending December 31, 2016.	For	Issuer	For	With
3	Approval, on an advisory basis, of executive compensation.	Against	Issuer	For	Against

HUNTINGTON BANCSHARES INCORPORATED

Ticker Symbol:HBAN	Cusip Number:446150104
Record Date: 2/17/2016	Meeting Date: 4/21/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-11)	Director: 1)Ann B. Crane, 2)Steven G. Elliott, 3)Michael J. Endres, 4)John B. Gerlach, Jr., 5)Peter J. Kight, 6)Jonathan A. Levy, 7)Eddie R. Munson, 8)Richard W. Neu, 9)David L. Porteous, 10)Kathleen H. Ransier, 11)Stephen D. Steinour	For	Issuer	For	With
2	Approval of the management plan.	For	Issuer	For	With
3	Ratification of the appointment of PriceWaterhouseCoopers LLP as the independent registered public accounting firm for 2016.	For	Issuer	For	With
4	An advisory resolution to approve, on a non-binding basis, the compensation of executives as disclosed in the accompanying proxy statement.	Against	Issuer	For	Against

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 3/1/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-K)	Election of Director: A)MARY C. BECKERLE, B)D. SCOTT DAVIS, C)IAN E. L. DAVIS, D)ALEX GORSKY, E)SUSAN L. LINDQUIST, F)MARK B. MCCLELLAN, G)ANNE M. MULCAHY, H)WILLIAM D. PEREZ, I)CHARLES PRINCE, J)A. EUGENE WASHINGTON , K)RONALD A. WILLIAMS	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Against	Issuer	For	Against
3	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL - POLICY FOR SHARE REPURCHASE PREFERENCE	For	Stockholder	Against	Against
5	SHAREHOLDER PROPOSAL - INDEPENDENT BOARD CHAIRMAN	Against	Stockholder	Against	With
6	SHAREHOLDER PROPOSAL - REPORT ON LOBBYING DISCLOSURE	Against	Stockholder	Against	With
7	SHAREHOLDER PROPOSAL - TAKE-BACK PROGRAMS FOR UNUSED MEDICINES	For	Stockholder	Against	Against

KIMBERLY-CLARK CORPORATION

Ticker Symbol:KMB	Cusip Number:494368103
Record Date: 3/7/2016	Meeting Date: 5/4/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-K)	Election of Director: 1)John F. Bergstrom, B)Abelardo E. Bru, C)Robert W. Decherd, D)Thomas J. Falk, E)Fabian T. Garcia, F)Mae C. Jemison,M.D., G)James M. Jenness, H)Nancy J. Karch, I)Ian C. Read, J)Macr J. Shapiro, K)Michael D. White	For	Issuer	For	With
2	Ratification of auditors.	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation.	Against	Issuer	For	Against
4	Reapproval of performance goals under the 2011 equity participation plan.	For	Issuer	For	With
5	Approval of the amended and restated 2011 outside directors' compensation plan.	For	Issuer	For	With

MICROCHIP TECHNOLOGY INCORPORATED

Ticker Symbol:MCHP	Cusip Number:595017104
Record Date: 6/18/2015	Meeting Date: 8/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	Director: 1)Steve Sanghi, 2)Matthew W. Chapman, 3)L.B. Day, 4)Esther L. Johnson, 5)Wade F. Meyercord	For	Issuer	For	With
2	Proposal to approve the issuance of our shares upon conversion of our senior convertible debentures as required by the NASDAQ listing rules so that upon future adjustment of the conversion rate we can maintain our current accounting treatment and maintain the flexibility to issue shares upon conversion of such debentures.	For	Issuer	For	With
3	Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of Microchip for the fiscal year ending March 31, 2016.	For	Issuer	For	With
4	Proposal to approve, on an advisory (non-binding) basis, the compensation of our named executives.	Against	Issuer	For	Against

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448108
Record Date: 2/26/2016	Meeting Date: 5/4/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-N)	Election of director: A)S.L. Brown B)G.W. Buckley C)C. Conde D)I.M. Cook E)D. Dublon F)R.A. Fairhead G)R.W. Fisher H)W.R. Johnson I)I.K. Nooyi J)D.C. Page K)R.C. Pohlad L)L.G. Trotter M)D. Vasella N)A. Weisser	For	Issuer	For	With
2	Ratification of the appointment of KPMG LLP as the company's independent registered public accountants for fiscal year 2016.	For	Issuer	For	With
3	Advisory approval of the company's executive compensation.	Against	Issuer	For	Against
4	APPROVAL OF THE RENEWAL AND AMENDMENT OF THE PEPSICO, INC. LONG-TERM INCENTIVE PLAN.	Against	Issuer	For	Against
5	Establish board committee on sustainability.	Against	Stockholder	Against	With
6	Report on minimizing impacts of neonics.	Against	Stockholder	Against	With
7	POLICY REGARDING HOLY LAND PRINCIPLES.	Against	Stockholder	Against	With
8	ADOPT QUANTITATIVE RENEWABLE ENERGY TARGETS.	Against	Stockholder	Against	With

SPROUTS FARMERS MARKET, INC.

Ticker Symbol:SFM	Cusip Number:85208M102
Record Date: 3/7/2016	Meeting Date: 5/3/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-2)	DIRECTOR: 1) SHON A. BONEY, 2) AMIN N. MAREDIA	For	Issuer	For	With
2	To vote on a non-binding advisory resolution to approve the compensation paid to our named executive officers for fiscal 2015 ("Say-on-pay").	Against	Issuer	For	Against
3	To ratify the appointment of PriceWaterhouseCoopers LLP, an independent registered public accounting firm, as our independent auditor for the fiscal year ending January 1, 2017.	For	Issuer	For	With

THE BOEING COMPANY

Ticker Symbol:BA	Cusip Number:097023105
Record Date: 3/3/2016	Meeting Date: 5/2/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-L)	ELECTION OF DIRECTORS: A)DAVID L. CALHOUN, B) ARTHUR D. COLLINS, JR., C)KENNETH M. DUBERSTEIN, D)EDMUND P. GIAMBASTIANI, JR., E)LYNN J. GOOD, F)LAWRENCE W. KELLNER, G)EDWARD M. LIDDY, H)DENNIS A. MUILENBURG, I)SUSAN C. SCHWAB, J)RANDALL L. STEPHENSON, K) RONALD A. WILLIAMS, L)MIKE S. ZAFIROVSKI	For	Issuer	For	With
2	APPROVE, ON AN ADVISORY BASIS, NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against
3	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2016.	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL: FURTHER REPORT ON LOBBYING ACTIVITIES.	Against	Stockholder	Against	With
5	SHAREHOLDER PROPOSAL: SPECIAL SHAREOWNER MEETINGS.	For	Stockholder	Against	Against
6	SHAREHOLDER PROPOSAL: INDEPENDENT BOARD CHAIRMAN.	Against	Stockholder	Against	With
7	SHAREHOLDER PROPOSAL: ARMS SALES TO ISRAEL.	Against	Stockholder	Against	With

UNITED RENTALS, INC.

Ticker Symbol:URI	Cusip Number:911363109
Record Date: 3/7/2016	Meeting Date: 5/3/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-K)	Election of Director: A)Jenne K. Britell, B)Jose B. Alvarez, C)Bobby J. Griffin, D)Michael J. Kneeland, E)Singleton B. McAllister, F)Brian D. McCauley, G)John S. McKinney, H)Jason D. Papastavrou, I)Filippo Passerini, J)Donald C. Roof, K)Keith Wimbush	For	Issuer	For	With
2	Ratification of appointment of public accounting firm.	For	Issuer	For	With
3	Advisory approval of the executive compensation	Against	Issuer	For	Against
4	Stockholder proposal to adopt simple majority vote	Against	Stockholder	Against	With

VERIZON COMMUNICATIONS INC.

Ticker Symbol:VZ	Cusip Number:92343V104
Record Date: 3/7/2016	Meeting Date: 5/5/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-M)	Election of director: A)Shellye L. Archambeau, B)Mark T. Bertolini, C)Richard L. Carrion, D)Melanie L. Healey, E)M. Frances Keeth, F)Karl-Ludwig Kley, G)Lowell C. McAdam, H)Donald T. Nicolaisen, H)Clarence Otis, Jr., I)Clarence Otis, Jr., J)Rodney E. Slater, K)Kathryn A. Tesija, L)Gregory D. Wasson, M)Gregory G. Weaver	For	Issuer	For	With
2	Ratification of appointment of independent registered public accounting firm	For	Issuer	For	With
3	Advisory vote to approve executive compensation	Against	Issuer	For	Against
4	Renewable energy targets	Against	Stockholder	Against	With
5	Indirect political spending report	Against	Stockholder	Against	With
6	Lobbying activities report	For	Stockholder	Against	Against
7	Independent chair policy	For	Stockholder	Against	Against
8	Severence approval policy	For	Stockholder	Against	Against
9	Stock retention policy	For	Stockholder	Against	Against

VF CORPORATION

Ticker Symbol:VFC	Cusip Number:918204108
Record Date: 3/1/2016	Meeting Date: 4/26/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-12)	DIRECTOR: 1)RICHARD T. CARUCCI, 2)JULIANA L. CHUGG, 3)JUAN ERNESTO DE BEDOUT, 4)MARK S. HOPLAMAZIAN, 5)ROBERT J. HURST, 6)LAURA W. LANG, 7)W. ALAN MCCOLLOUGH, 8)W. RODNEY MCMULLEN, 9)CLARENCE OTIS, JR., 10)STEVEN E. RENDLE, 11)MATTHEW J. SHATTOCK, 12)ERIC C. WISEMAN	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against
3	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS VF'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2016 FISCAL YEAR.	For	Issuer	For	With

WELLS FARGO & COMPANY

Ticker Symbol:WFC	Cusip Number:949746101
Record Date: 3/3/2016	Meeting Date: 4/26/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-O)	ELECTION OF DIRECTORS: A)JOHN D. BAKER II , B)ELAINE L. CHAO, C)JOHN S. CHEN, D)LLOYD H. DEAN, E)ELIZABETH A. DUKE, F)SUSAN E. ENGEL, G)ENRIQUE HERNANDEZ, JR., H)DONALD M. JAMES, I)CYNTHIA H. MILLIGAN, J)FEDERICO F. PENA, K)JAMES H. QUIGLEY, L)STEPHEN W. SANGER, M)JOHN G. STUMPF, N)SUSAN G. SWENSON, O)SUZANNE M. VAUTRINOT	For	Issuer	For	With
2	VOTE ON AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
3	RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	For	Issuer	For	With
4	STOCKHOLDER PROPOSAL TO ADOPT A POLICY TO REQUIRE AN INDEPENDENT CHAIRMAN.	Against	Stockholder	Against	With
5	STOCKHOLDER PROPOSAL TO PROVIDE A REPORT ON THE COMPANY'S LOBBYING POLICIES AND PRACTICES.	For	Stockholder	Against	Against

ZOETIS INC.

Ticker Symbol:ZTS	Cusip Number:98978V103
Record Date: 3/18/2016	Meeting Date: 5/12/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1-4	Election of Director: 1)Juan Ramon Alaix, 2)Paul M. Bisaro, 3)Frank A. D'Amelio, 4)Michael B. McCallister	For	Issuer	For	With
2	Say on pay - an advisory vote on the approval of executive compensation.	Against	Issuer	For	Against
3	Proposal to ratify KPMG LLP as our independent public accounting firm for 2016.	For	Issuer	For	With

* Management Recommended Vote
Staar Smaller Company Stock Fund

ELEPHANT TALK COMMUNICATIONS CORP.

Ticker Symbol:ETAK	Cusip Number:286202205
Record Date: 10/19/2015	Meeting Date: 12/16/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-6)	Director: 1)Stephen Van Der Velden, 2)Yves Van Sante, 3)Roderick De Greef, 4)Carl Stevens, 5)Jaime Bustillo, 6)Francisco Ros	For	Issuer	For	With
2	To ratify the appointment of the company's independent registered public accounting firm for fiscal year 2015.	For	Issuer	For	With
3	TO CONDUCT A NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Against	Issuer	For	Against

FEDERATED PRIME OBLIGATIONS FUND-IS

Ticker Symbol:PIOXX	Cusip Number:60934N203
Record Date: 6/8/2015	Meeting Date: 8/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-D)	Election of Trustee: A)John T. Collins, B)Maureen Lally-Green, C)P. Jerome Richey, D)G. Thomas Hough	For	Issuer	For	With
2A	Permit the trust of any fund to comply with requirements of Rule 2A-7 under the investment company act of 1940 ("1940 Act"), including to involuntarily redeem shares of shareholders who do not meet ownership qualifications or to comply with applicable laws and regulations.	For	Issuer	For	With
2B	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit the trustees to authorize the trust, or any fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 act.	For	Issuer	For	With
2C	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit future amendments to the declaration of the trust to be made by the trustees, to the extent that a shareholder vote is not required under the 1940 act and that those amendments are not in countravention of federal securities laws.	For	Issuer	For	With

FIESTA RESTAURANT GROUP INC.

Ticker Symbol:FRGI	Cusip Number:31660B101
Record Date: 3/1/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-2)	DIRECTOR: 1)TIMOTHY P. TAFT, 2)STACEY RAUCH	For	Issuer	For	With
2	TO ADOPT, ON AN ADVISORY BASIS, A RESOLUTION APPROVING THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DESCRIBED IN THE PROXY STATEMENT UNDER "EXECUTIVE COMPENSATION."	Against	Issuer	For	Against
3	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF FIESTA RESTAURANT GROUP, INC. FOR THE 2016 FISCAL YEAR.	For	Issuer	For	With

FUSION TELECOMMUNICATIONS INT'L, INC.

Ticker Symbol:FSNN	Cusip Number:36113B400
Record Date: 10/26/2015	Meeting Date: 12/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-9)	DIRECTOR: 1)MARVIN S. ROSEN, 2)PHILIP D. TURITS, 3)MATTHEW D. ROSEN, 4)E. ALAN BRUMBERGER, 5)JACK ROSEN, 6)PAUL C. O'BRIEN, 7)MICHAEL J. DEL GIUDICE, 8)LARRY BLUM, 9)WILLIAM RUBIN	For	Issuer	For	With
2	A PROPOSAL TO RATIFY THE ENGAGEMENT OF EISNERAMPER LLP TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With

INVENTURE FOODS INC

Ticker Symbol:SNAK	Cusip Number:461212102
Record Date: 5/11/2016	Meeting Date: 3/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-7)	Director: 1)Ashton D. Asensio, 2)Timothy A. Cole, 3)Macon Bryce Edmonson, 4)Harold S. Edwards, 5)Paul J. Lapdat, 6)Terry McDaniel, 7)David L. Meyers	For	Issuer	For	With
2	VOTE ON AN ADVISORY (NON-BINDING) RESOLUTION TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS (AS DEFINED IN THE PROXY STATEMENT FOR THE 2016 ANNUAL MEETING).	Against	Issuer	For	Against
3	APPROVE AN AMENDMENT TO THE CERTIFICATE OF INCORPORATION, AS AMENDED, TO EFFECT THE ELIMINATION OF ARTICLE EIGHTH.	For	Issuer	For	With
4	RATIFY THE APPOINTMENT OF MOSS ADAMS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.	For	Issuer	For	With

QUALITY SYSTEMS, INC.

Ticker Symbol:QSII	Cusip Number:747582104
Record Date: 6/16/2015	Meeting Date: 8/11/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-9)	Director: 1) Rusty Frantz, 2)Craig A. Barbarosh, 3)George H. Bristol, 4)James C. Malone, 5)Jeffrey H. Margolis, 6)Morris Panner, 7)D. Russell Pflueger, 8)Sheldon Razin, 9)Lance E. Rosenzweig	For	Issuer	For	With
2	Advisory vote to approve the compensation of our named executive officers.	Against	Issuer	For	Against
3	Ratification of the appointment of PriceWaterHouseCoopers LLP as our independent public accounts for the fiscal year ending March 31, 2016.	For	Issuer	For	With
4	Approval of the Quality Systems, Inc. 2015 equity incentive plan.	For	Issuer	For	With

WATSCO, INC.

Ticker Symbol:WSO	Cusip Number:942622200
Record Date: 4/7/2016	Meeting Date: 6/6/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1)	Director: 1)David C. Darnell, 2)George P. Sape	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM FOR THE 2016 FISCAL YEAR.	For	Issuer	For	With

ZIX CORPORATION

Ticker Symbol:ZIXI	Cusip Number:98974P100
Record Date: 4/19/2016	Meeting Date: 6/8/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(1-6)	DIRECTOR: 1)MARK J. BONNEY, 2)TAHER A. ELGAMAL, 3)ROBERT C. HAUSMANN, 4)MARIBESS L. MILLER, 5)RICHARD D. SPURR, 6)DAVID J. WAGNER	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF WHITLEY PENN LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Against	Issuer	For	Against

* Management Recommended Vote
Staar International Fund

ELEPHANT TALK COMMUNICATIONS CORP.

Ticker Symbol:ETAK	Cusip Number:286202205
Record Date: 12/16/2015	Meeting Date: 10/19/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-6)	Director: 1)Stephen Van Der Velden, 2)Yves Van Sante, 3)Roderick De Greef, 4)Carl Stevens, 5)Jaime Bustillo, 6)Francisco Ros	For	Issuer	For	With
2	To ratify the appointment of the company's independent registered public accounting firm for fiscal year 2015.	For	Issuer	For	With
3	TO CONDUCT A NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Against	Issuer	For	Against

FEDERATED PRIME OBLIGATIONS FUND-IS

Ticker Symbol:PIOXX	Cusip Number:60934N203
Record Date: 6/8/2015	Meeting Date: 8/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-D)	Election of Trustee: A)John T. Collins, B)Maureen Lally-Green, C)P. Jerome Richey, D)G. Thomas Hough	For	Issuer	For	With
2A	Permit the trust of any fund to comply with requirements of Rule 2A-7 under the investment company act of 1940 ("1940 Act"), including to involuntarily redeem shares of shareholders who do not meet ownership qualifications or to comply with applicable laws and regulations.	For	Issuer	For	With
2B	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit the trustees to authorize the trust, or any fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 act.	For	Issuer	For	With
2C	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit future amendments to the declaration of the trust to be made by the trustees, to the extent that a shareholder vote is not required under the 1940 act and that those amendments are not in countravention of federal securities laws.	For	Issuer	For	With

* Management Recommended Vote
Staar Alternative Categories Fund

AIR LEASE CORP

Ticker Symbol:AL	Cusip Number:00912X302
Record Date: 3/14/2016	Meeting Date: 5/4/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-H)	Election of Director: A)Matthew J. Hart, B)Cheryl Gordon Krongard, C)Marshall O. Larsen, D)Robert A. Milton, E)John L Plueger, F)Ian M. Saines, G)Dr. Ronald D. Sugar, H)Steven F Udvar-Hazy	For	Issuer	For	With
2	Ratify the appointment of FPMG LLP as our independent registered public accounting firm for 2016.	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation.	Against	Issuer	For	Against

BOSTON PROPERTIES, INC.

Ticker Symbol:BXP	Cusip Number:101121101
Record Date: 3/23/2016	Meeting Date: 5/17/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-K)	Election of director to serve for a one-year term: A)Bruce W. Duncan, B)Karen E. Dykstra, C)Carol B. Einiger, D)Jacob A. Frenkel, E)Joel I. Klein, F)Douglas T. Linde, G)Matthew J. Lustig, H)Alan J. Patricof, I)Owen D. Thomas, J)Martin Turchin, K)David A, Twardock	For	Issuer	For	With
2	To approve, by non-binding resolution, the company's named executive officer compensation.	Against	Issuer	For	Against
3	To ratify the audit committee's appointment of PriceWaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2016.	For	Issuer	For	With

BRISTOL-MYERS SQUIBB COMPANY

Ticker Symbol:BMY	Cusip Number:110122108
Record Date: 3/11/2016	Meeting Date: 5/3/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-K)	Election of Director: A)L. Andreotti B)P.J. Arduini, C)G. Caforio,M.D., D) L.H. Glimcher, M.D. E)M. Grobstein F) A.J. Lacy G)T.J. Lynch, Jr, M.D. H)D.C. Paliwal, I) V.L. Sato, PH.D. J)G.L. Storch K)T.D. West, Jr.	For	Issuer	For	With
2	Advisory vote to approve the compensation of our named executive officers.	Against	Issuer	For	Against
3	Ratification of the appointment of independent registered public accounting firm.	For	Issuer	For	With
4	Speical Shareowner meetings	For	Stockholder	Against	Against

FEDERATED PRIME OBLIGATIONS FUND-IS

Ticker Symbol:PIOXX	Cusip Number:60934N203
Record Date: 6/8/2015	Meeting Date: 8/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-D)	Election of Trustee: A)John T. Collins, B)Maureen Lally-Green, C)P. Jerome Richey, D)G. Thomas Hough	For	Issuer	For	With
2A	Permit the trust of any fund to comply with requirements of Rule 2A-7 under the investment company act of 1940 ("1940 Act"), including to involuntarily redeem shares of shareholders who do not meet ownership qualifications or to comply with applicable laws and regulations.	For	Issuer	For	With
2B	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit the trustees to authorize the trust, or any fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 act.	For	Issuer	For	With
2C	To modernize and make more efficient the trust's declaration of trust through the following amendments: Permit future amendments to the declaration of the trust to be made by the trustees, to the extent that a shareholder vote is not required under the 1940 act and that those amendments are not in countravention of federal securities laws.	For	Issuer	For	With

FIESTA RESTAURANT GROUP, INC.

Ticker Symbol:FRGI	Cusip Number:31660B101
Record Date: 3/1/2016	Meeting Date: 4/16/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-2)	DIRECTOR: 1)TIMOTHY P. TAFT, 2)STACEY RAUCH	For	Issuer	For	With
2	TO ADOPT, ON AN ADVISORY BASIS, A RESOLUTION APPROVING THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DESCRIBED IN THE PROXY STATEMENT UNDER "EXECUTIVE COMPENSATION."	Against	Issuer	For	Against
3	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF FIESTA RESTAURANT GROUP, INC. FOR THE 2016 FISCAL YEAR.	For	Issuer	For	With

FUSION TELECOMMUNICATIONS INT'L, INC.

Ticker Symbol:FSNN	Cusip Number:36113B400
Record Date: 10/26/2015	Meeting Date: 12/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-9)	DIRECTOR: 1)MARVIN S. ROSEN, 2)PHILIP D. TURITS, 3)MATTHEW D. ROSEN, 4)E. ALAN BRUMBERGER, 5)JACK ROSEN, 6)PAUL C. O'BRIEN, 7)MICHAEL J. DEL GIUDICE, 8)LARRY BLUM, 9)WILLIAM RUBIN	For	Issuer	For	With
2	A PROPOSAL TO RATIFY THE ENGAGEMENT OF EISNERAMPER LLP TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With

HCP, INC.

Ticker Symbol:HCP	Cusip Number:40414L109
Record Date: 3/7/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-H)	Election of director: A)Brian G. Cartwright, B)Christine N. Garvey, C)David B. Henry, D)James P. Hoffmann, E)Lauralee E. Martin, F)Michael D. McKee, G)Peter L. Rhein, H)Joseph P. Sullivan	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as HCP's independent registered public accounting firm for the fiscal year ending December 31, 2016.	For	Issuer	For	With
3	Approval, on an advisory basis, of executive compensation.	Against	Issuer	For	Against

HUNTINGTON BANCSHARES INCORPORATED

Ticker Symbol:HBAN	Cusip Number:446150104
Record Date: 2/17/2016	Meeting Date: 4/21/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-11)	Director: 1)Ann B. Crane, 2)Steven G. Elliott, 3)Michael J. Endres, 4)John B. Gerlach, Jr., 5)Peter J. Kight, 6)Jonathan A. Levy, 7)Eddie R. Munson, 8)Richard W. Neu, 9)David L. Porteous, 10)Kathleen H. Ransier, 11)Stephen D. Steinour	For	Issuer	For	With
2	Approval of the management plan.	For	Issuer	For	With
3	Ratification of the appointment of PriceWaterhouseCoopers LLP as the independent registered public accounting firm for 2016.	For	Issuer	For	With
4	An advisory resolution to approve, on a non-binding basis, the compensation of executives as disclosed in the accompanying proxy statement.	Against	Issuer	For	Against

INVENTURE FOODS INC

Ticker Symbol:SNAK	Cusip Number:461212102
Record Date: 5/11/2016	Meeting Date: 3/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-7)	Director: 1)Ashton D. Asensio, 2)Timothy A. Cole, 3)Macon Bryce Edmonson, 4)Harold S. Edwards, 5)Paul J. Lapdat, 6)Terry McDaniel, 7)David L. Meyers	For	Issuer	For	With
2	VOTE ON AN ADVISORY (NON-BINDING) RESOLUTION TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS (AS DEFINED IN THE PROXY STATEMENT FOR THE 2016 ANNUAL MEETING).	Against	Issuer	For	Against
3	APPROVE AN AMENDMENT TO THE CERTIFICATE OF INCORPORATION, AS AMENDED, TO EFFECT THE ELIMINATION OF ARTICLE EIGHTH.	For	Issuer	For	With
4	RATIFY THE APPOINTMENT OF MOSS ADAMS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.	For	Issuer	For	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 3/1/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-K)	Election of Director: A)MARY C. BECKERLE, B)D. SCOTT DAVIS, C)IAN E. L. DAVIS, D)ALEX GORSKY, E)SUSAN L. LINDQUIST, F)MARK B. MCCLELLAN, G)ANNE M. MULCAHY, H)WILLIAM D. PEREZ, I)CHARLES PRINCE, J)A. EUGENE WASHINGTON , K)RONALD A. WILLIAMS	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Against	Issuer	For	Against
3	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL - POLICY FOR SHARE REPURCHASE PREFERENCE	For	Stockholder	Against	Against
5	SHAREHOLDER PROPOSAL - INDEPENDENT BOARD CHAIRMAN	Against	Stockholder	Against	With
6	SHAREHOLDER PROPOSAL - REPORT ON LOBBYING DISCLOSURE	Against	Stockholder	Against	With
7	SHAREHOLDER PROPOSAL - TAKE-BACK PROGRAMS FOR UNUSED MEDICINES	For	Stockholder	Against	Against

KIMBERLY-CLARK CORPORATION

Ticker Symbol:KMB	Cusip Number:494368103
Record Date: 3/7/2016	Meeting Date: 5/4/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-K)	Election of Director: 1)John F. Bergstrom, B)Abelardo E. Bru, C)Robert W. Decherd, D)Thomas J. Falk, E)Fabian T. Garcia, F)Mae C. Jemison,M.D., G)James M. Jenness, H)Nancy J. Karch, I)Ian C. Read, J)Macr J. Shapiro, K)Michael D. White	For	Issuer	For	With
2	Ratification of auditors.	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation.	Against	Issuer	For	Against
4	Reapproval of performance goals under the 2011 equity participation plan.	For	Issuer	For	With
5	Approval of the amended and restated 2011 outside directors' compensation plan.	For	Issuer	For	With

MATTHEWS ASIAN GROWTH & INCOME FUND-INV

Ticker Symbol:MACSX	Cusip Number:577130206
Record Date: 10/8/2015	Meeting Date: 12/4/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve a new investment advisory agreement between the trust and Matthews, the funds' current investment adviser.	For	Issuer	For	With

NORTHERN TRUST CORPORATION

Ticker Symbol:NTRS	Cusip Number:665859104
Record Date: 2/22/2016	Meeting Date: 4/19/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-L)	Election of Director: A)Linda Walker Bynoe, B)Susan Crown, C)Dean M. Harrison, D)Dipak C. Jain, E)Jose Luis Prado, F)Thomas E. Richards, G)John W. Rowe, H)Martin P. Slark, I)David H.B. Smith, Jr., J)Donald Thompson, K)Charles A. Tribbett III, L)Frederick H. Waddell	For	Issuer	For	With
2	Approval, by advisory vote, of the 2015 compensation of the corporation's named executive officers.	Against	Issuer	For	Against
3	Ratification of the appointment of KPMG LLP as the corporation's independent registered public accounting firm for the fiscal year ending December 31, 2016.	For	Issuer	For	With

PERMANENT PORTFOLIO FUND

Ticker Symbol:PRPFX	Cusip Number:714199106
Record Date: 10/9/2015	Meeting Date: 12/15/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve a new investment advisory contract.	For	Issuer	For	With
2A	To make the following changes to the Permanent Portfolio: change the portfolio's classification under the investment company act of 1940, as amended, from "Diversified" to "Non-diversified" and eliminate a fundamental policy limiting investments in the stock of any issuer (other than the U.S. Government or one of its agencies or instrumentalities) to 5% of the portfolio's total assets.	For	Issuer	For	With
2B	To make the following changes to the Permanent Portfolio: Expand permitted investments under the portfolio's "Aggressive Growth Stocks" investment category by eliminating the restriction that the portfolio only invest in U.S. companies.	For	Issuer	For	With
2C	To make the following changes to the Permanent Portfolio: Expand permitted investments under the portfolio's "Dollar Assets" investment category.	For	Issuer	For	With
5A	To eliminate for the Permanent Portfolio the following investment policies that: limit investment in illiquid investments.	For	Issuer	For	With
5B	To eliminate for the Permanent Portfolio the following investment policies that: Limit lending portfolio assets to affiliates, and affiliates purchasing portfolio shares.	For	Issuer	For	With
5D	To eliminate for the Permanent Portfolio the following investment policies that: limit investments in the stock of any issuer (other than the U.S. Government or one of its agencies or instrumentalities) to 10% of the issuer's outstanding stock.	For	Issuer	For	With
6	To approve a redomiciliation agreement for the fund, pursuant to which the portfolio will be redomiciled into a corresponding, identically-named, series of a newly established Delaware statutory trust.	For	Issuer	For	With
7 (A-D)	Election of Director: A)David B. Bergland, B)Hugh A. Butler, C)Michael J. Cuggino, D)Roger Doebke	For	Issuer	For	With

SPROUTS FARMERS MARKET, INC.

Ticker Symbol:SFM	Cusip Number:85208M102
Record Date: 3/7/2016	Meeting Date: 5/3/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-2)	DIRECTOR: 1) SHON A. BONEY, 2) AMIN N. MAREDIA	For	Issuer	For	With
2	To vote on a non-binding advisory resolution to approve the compensation paid to our named executive officers for fiscal 2015 ("Say-on-pay").	Against	Issuer	For	Against
3	To ratify the appointment of PriceWaterhouseCoopers LLP, an independent registered public accounting firm, as our independent auditor for the fiscal year ending January 1, 2017.	For	Issuer	For	With

THE BOEING COMPANY

Ticker Symbol:BA	Cusip Number:097023105
Record Date: 3/3/2016	Meeting Date: 5/2/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-L)	ELECTION OF DIRECTORS: A)DAVID L. CALHOUN, B) ARTHUR D. COLLINS, JR., C)KENNETH M. DUBERSTEIN, D)EDMUND P. GIAMBASTIANI, JR., E)LYNN J. GOOD, F)LAWRENCE W. KELLNER, G)EDWARD M. LIDDY, H)DENNIS A. MUILENBURG, I)SUSAN C. SCHWAB, J)RANDALL L. STEPHENSON, K) RONALD A. WILLIAMS, L)MIKE S. ZAFIROVSKI	For	Issuer	For	With
2	APPROVE, ON AN ADVISORY BASIS, NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against
3	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2016.	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL: FURTHER REPORT ON LOBBYING ACTIVITIES.	Against	Stockholder	Against	With
5	SHAREHOLDER PROPOSAL: SPECIAL SHAREOWNER MEETINGS.	For	Stockholder	Against	Against
6	SHAREHOLDER PROPOSAL: INDEPENDENT BOARD CHAIRMAN.	Against	Stockholder	Against	With
7	SHAREHOLDER PROPOSAL: ARMS SALES TO ISRAEL.	Against	Stockholder	Against	With

UNITED NATURAL FOODS, INC.

Ticker Symbol:UNFI	Cusip Number:911163103
Record Date: 10/19/2015	Meeting Date: 12/16/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-H)	Election of Director: A)Eric F. Artz, B)Ann Torre Bates, C)Denise M. Clark, D)Michael S. Funk, E)Gail A. Graham, F)James P. Heffernan, G)Peter A. Roy, H)Steven L. Prinner	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 30, 2016.	For	Issuer	For	With
3	ADVISORY APPROVAL OF OUR EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
4	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE UNITED NATURAL FOODS, INC. 2012 EQUITY INCENTIVE PLAN	Against	Issuer	For	Against
5	STOCKHOLDER PROPOSAL ON POLICY REGARDING LIMITATIONS ON ACCELERATED VESTING OF EQUITY AWARDS OF SENIOR EXECUTIVE OFFICERS UPON A CHANGE IN CONTROL.	For	Stockholder	Against	Against

UNITED RENTALS, INC.

Ticker Symbol:URI	Cusip Number:911363109
Record Date: 3/7/2016	Meeting Date: 5/3/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-K)	Election of Director: A)Jenne K. Britell, B)Jose B. Alvarez, C)Bobby J. Griffin, D)Michael J. Kneeland, E)Singleton B. McAllister, F)Brian D. McCauley, G)John S. McKinney, H)Jason D. Papastavrou, I)Filippo Passerini, J)Donald C. Roof, K)Keith Wimbush	For	Issuer	For	With
2	Ratification of appointment of public accounting firm.	For	Issuer	For	With
3	Advisory approval of the executive compensation	Against	Issuer	For	Against
4	Stockholder proposal to adopt simple majority vote	Against	Stockholder	Against	With

VERIZON COMMUNICATIONS INC.

Ticker Symbol:VZ	Cusip Number:92343V104
Record Date: 3/7/2016	Meeting Date: 5/5/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-M)	Election of director: A)Shellye L. Archambeau, B)Mark T. Bertolini, C)Richard L. Carrion, D)Melanie L. Healey, E)M. Frances Keeth, F)Karl-Ludwig Kley, G)Lowell C. McAdam, H)Donald T. Nicolaisen, H)Clarence Otis, Jr., I)Clarence Otis, Jr., J)Rodney E. Slater, K)Kathryn A. Tesija, L)Gregory D. Wasson, M)Gregory G. Weaver	For	Issuer	For	With
2	Ratification of appointment of independent registered public accounting firm	For	Issuer	For	With
3	Advisory vote to approve executive compensation	Against	Issuer	For	Against
4	Renewable energy targets	Against	Stockholder	Against	Against
5	Indirect political spending report	Against	Stockholder	Against	With
6	Lobbying activities report	For	Stockholder	Against	Against
7	Independent chair policy	For	Stockholder	Against	Against
8	Severence approval policy	For	Stockholder	Against	Against
9	Stock retention policy	For	Issuer	Against	Against

VF CORPORATION

Ticker Symbol:VFC	Cusip Number:918204108
Record Date: 3/1/2016	Meeting Date: 4/26/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-12)	DIRECTOR: 1)RICHARD T. CARUCCI, 2)JULIANA L. CHUGG, 3)JUAN ERNESTO DE BEDOUT, 4)MARK S. HOPLAMAZIAN, 5)ROBERT J. HURST, 6)LAURA W. LANG, 7)W. ALAN MCCOLLOUGH, 8)W. RODNEY MCMULLEN, 9)CLARENCE OTIS, JR., 10)STEVEN E. RENDLE, 11)MATTHEW J. SHATTOCK, 12)ERIC C. WISEMAN	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against
3	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS VF'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2016 FISCAL YEAR.	For	Issuer	For	With

ZIX CORPORATION

Ticker Symbol:ZIXI	Cusip Number:98974P100
Record Date: 4/19/2016	Meeting Date: 6/8/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-6)	DIRECTOR: 1)MARK J. BONNEY, 2)TAHER A. ELGAMAL, 3)ROBERT C. HAUSMANN, 4)MARIBESS L. MILLER, 5)RICHARD D. SPURR, 6)DAVID J. WAGNER	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF WHITLEY PENN LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Against	Issuer	For	Against

ZOETIS INC

Ticker Symbol:ZTS	Cusip Number:98978V103
Record Date: 3/18/2016	Meeting Date: 5/12/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1-4	Election of Director: 1)Juan Ramon Alaix, 2)Paul M. Bisaro, 3)Frank A. D'Amelio, 4)Michael B. McCallister	For	Issuer	For	With
2	Say on pay - an advisory vote on the approval of executive compensation.	Against	Issuer	For	Against
3	Proposal to ratify KPMG LLP as our independent public accounting firm for 2016.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By /s/J. Andre Weisbrod

* /s/J. Andre Weisbrod

Chairman of the Board of Trustees

By /s/Richard Levkoy

* /s/Richard Levkoy

Trustee, Chairman of the Audit Committee

Date: July 7, 2016

*Print the name and title of each signing officer under his or her signature.